CASH AND CASH EQUIVALENTS - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2025	Dec. 31, 2024	[1]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash at banks and on hand	$ 618	$ 702
Short-term deposits with original maturity of less than three months	1,575	1,030
Cash and cash equivalents, net of overdrafts * (as presented in the consolidated statement of cash flows)	2,193	1,732	[1]	$ 1,282	$ 1,688
Cash and cash equivalents	2,193	1,732
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents	$ 509	$ 341

[1]	**Overdrawn account at the beginning of the presented period was nil (2025: US$1).